Debt - Leverage Ratio (Detail) (Term Facility)	12 Months Ended
Dec. 31, 2012
Term Facility
Long Term Debt Percentage Interest Rate Type [Line Items]
December 31, 2012 through December 31, 2015	3
March 31, 2016 and thereafter	2.251